Net Loss Per Share (Details) - Schedule of potentially dilutive securities were excluded from the computation of diluted net loss per share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive shares:
Total anti-dilutive shares	34,112,629	16,207,124	34,112,629	16,207,124	30,236,169	11,801,525
Stock options to purchase common stock [Member]
Anti-dilutive shares:
Total anti-dilutive shares	23,032,593	15,636,018	23,032,593	15,636,018	19,702,845	11,350,934
Public warrants and private placement warrants [Member]
Anti-dilutive shares:
Total anti-dilutive shares	10,533,324		10,533,324		10,533,324
Convertible debt (on an if-converted basis) [Member]
Anti-dilutive shares:
Total anti-dilutive shares		571,106		571,106		450,591
Unvested RSUs outstanding [Member]
Anti-dilutive shares:
Total anti-dilutive shares	546,712		546,712